[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08044
MORGAN STANLEY HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 Fifth Avenue, New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/08

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley High Yield Fund, Inc.
Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

(Showing Percentage of Total Value of Investments)

		Face
		Amount	Value
		(000)	(000)
CORPORATE BONDS AND NOTES (93.3%)
Broadcasting (0.7%)
LIN Television Corp.,
6.50%, 5/15/13	$460		$429
Univision Communications, Inc., PIK,
9.75%, 3/15/15		(a)300	183
			612
Cable (4.4%)
Cablevision Systems Corp.,
9.64%, 4/1/09		(b)775	773
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.,
11.00%, 10/1/15		301	211
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.,
10.25%, 9/15/10		215	197
DirecTV Holdings LLC/DirecTV Financing Co.,
6.38%, 6/15/15		70	65
Echostar DBS Corp.,
5.75%, 10/1/08		300	299
6.63%, 10/1/14		715	652
Intelsat Subsidiary Holdings Co., Ltd.,
8.25%, 1/15/13		55	56
8.63%, 1/15/15		545	552
PanAmSat Corp.,
9.00%, 8/15/14		621	629
Virgin Media Finance plc
8.75%, 4/15/14		90	81
9.13%, 8/15/16		100	90
			3,605
Chemicals (3.9%)
Berry Plastics Holding Corp.,
8.88%, 9/15/14		670	588
10.25%, 3/1/16		405	314
Innophos Holdings, Inc.,
9.50%, 4/15/12		(a)260	244
Innophos, Inc.,
8.88%, 8/15/14		150	146
Koppers Holdings, Inc.,
Zero Coupon, 11/15/14		(d)355	310
Koppers, Inc.,
9.88%, 10/15/13		250	264
Nalco Co.,
7.75%, 11/15/11		(c)345	351
Rockwood Specialties Group, Inc.,
7.63%, 11/15/14	EUR	150	220
Terra Capital, Inc.,
7.00%, 2/1/17		$455	451
Westlake Chemical Corp.,
6.63%, 1/15/16		455	401
			3,289
Collateralized Mortgage Obligations- Non Agency Collateral Series (5.9%)
Banc of America Commercial Mortgage, Inc.,
5.41%, 9/10/47		350	345

5.66%, 6/10/49	(b)600	594
5.75%, 2/10/51	(b)450	448
Bear Stearns Commercial Mortgage Securities, Inc.,
5.69%, 6/11/50	(b)350	345
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	350	344
5.70%, 12/10/49	(b)375	373
Commercial Mortgage Pass Through Certificates,
5.82%, 12/10/49	(b)375	376
GS Mortgage Securities Corp. II,
5.80%, 8/10/45	(b)425	425
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.75%, 2/12/49	(b)450	448
5.82%, 6/15/49	(b)425	425
Lehman Brothers-UBS Commercial Mortgage Trust,
5.86%, 7/15/40	(b)375	375
Wachovia Bank Commercial Mortgage Trust,
5.74%, 6/15/49	(b)350	347
		4,845
Consumer Products (1.0%)
Jarden Corp.,
7.50%, 5/1/17	600	528
Oxford Industries, Inc.,
8.88%, 6/1/11	345	329
		857
Diversified Media (3.6%)
CanWest MediaWorks, Inc.,
8.00%, 9/15/12	864	825
Dex Media West LLC/Dex Media Finance Co.,
9.88%, 8/15/13	415	362
Idearc, Inc.,
8.00%, 11/15/16	1,575	1,028
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	315	256
Valassis Communications, Inc.,
8.25%, 3/1/15	600	496
		2,967
Energy (9.6%)
Chaparral Energy, Inc.,
8.50%, 12/1/15	755	661
8.88%, 2/1/17	100	87
CHC Helicopter Corp.,
7.38%, 5/1/14	960	961
Chesapeake Energy Corp.,
7.50%, 9/15/13	720	745
7.63%, 7/15/13	(c)135	139
Compagnie Generale de Geophysique-Veritas,
7.50%, 5/15/15	345	352
Cimarex Energy Co.,
7.13%, 5/1/17	140	140
Helix Energy Solutions Group, Inc.,
9.50%, 1/15/16	(a)1,165	1,171
Hilcorp Energy I LP/Hilcorp Finance Co.,
7.75%, 11/1/15	(a)980	924
Husky Oil Co.,
8.90%, 8/15/28	(b)(c)455	462
Kinder Morgan, Inc.,
6.50%, 9/1/12	555	565
Massey Energy Co.,
6.88%, 12/15/13	855	831
OPTI Canada, Inc.,
8.25%, 12/15/14	380	378
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
7.13%, 6/15/14	450	477
		7,893

Financials (2.2%)
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(a)1,520	964
6.30%, 5/10/17	(a)55	33
Realogy Corp.,
10.50%, 4/15/14	620	420
UCAR Finance, Inc.,
10.25%, 2/15/12	119	123
Washington Mutual Preferred Funding LLC,
9.75%	(a)(b)(e)400	307
1,847
Food & Drug (2.7%)
CA FM Lease Trust,
8.50%, 7/15/17	(a)456	524
Delhaize America, Inc.,
9.00%, 4/15/31	305	368
Rite Aid Corp.,
8.13%, 5/1/10	750	735
SUPERVALU, Inc.,
7.50%, 5/15/12 - 11/15/14	565	577
2,204
Food & Tobacco (3.2%)
Constellations Brands, Inc.,
7.25%, 5/15/17	360	351
Michael Foods, Inc.,
8.00%, 11/15/13	405	397
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	880	851
Reynolds American, Inc.,
6.50%, 7/15/10	440	451
Smithfield Foods, Inc.,
7.00%, 8/1/11	615	609
2,659
Forest Products (5.2%)
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13	335	344
Crown European Holdings S.A.,
6.25%, 9/1/11	EUR	245	370
Georgia-Pacific LLC,
7.13%, 1/15/17	$	(a)520	484
Glatfelter
7.13%, 5/1/16	145	143
Graham Packaging Co., Inc.,
9.88%, 10/15/14	(c)830	701
Graphic Packaging International Corp.,
9.50%, 8/15/13	(c)670	647
Owens-Brockway Glass Container, Inc.,
8.25%, 5/15/13	(c)1,175	1,222
Owens-Illinois, Inc.,
7.35%, 5/15/08	360	361
4,272
Gaming & Leisure (6.9%)
Harrah’s Operating Co., Inc.,
5.38%, 12/15/13	1,560	1,014
Host Hotels & Resorts LP REIT,
6.38%, 3/15/15	250	234
7.13%, 11/1/13	450	443
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14	1,495	1,073
Las Vegas Sands Corp.,
6.38%, 2/15/15	520	462

MGM Mirage,
6.00%, 10/1/09	(c)1,565	1,561
Station Casinos, Inc.,
6.00%, 4/1/12	885	730
7.75%, 8/15/16	225	182
		5,699
Health Care (10.2%)
Community Health Systems, Inc.,
8.88%, 7/15/15	440	444
DaVita, Inc.,
6.63%, 3/15/13	(c)1,115	1,087
Fisher Scientific International, Inc.,
6.13%, 7/1/15	895	893
FMC Finance III S.A.,
6.88%, 7/15/17	610	613
Fresenius Medical Care Capital Trust IV,
7.88%, 6/15/11	(c)440	459
HCA, Inc.,
5.75%, 3/15/14	200	166
6.25%, 2/15/13	390	341
8.70%, 2/10/10	265	266
8.75%, 9/1/10	261	262
9.13%, 11/15/14	185	191
Invacare Corp.,
9.75%, 2/15/15	100	101
LVB Acquisition Merger Sub, Inc., PIK,
10.38%, 10/15/17	(a)255	266
Medco Health Solutions, Inc.,
7.13%, 3/15/18	300	308
National Mentor Holdings, Inc.,
11.25%, 7/1/14	370	381
Omnicare, Inc.,
6.75%, 12/15/13	495	444
6.88%, 12/15/15	395	346
Sun Healthcare Group, Inc.,
9.13%, 4/15/15	330	320
Tenet Healthcare Corp.,
7.38%, 2/1/13	990	888
9.88%, 7/1/14	225	219
Warner Chilcott Corp.,
8.75%, 2/1/15	395	397
		8,392
Housing (1.6%)
Interface, Inc.,
9.50%, 2/1/14	535	556
10.38%, 2/1/10	165	173
Nortek, Inc.,
8.50%, 9/1/14	(c)755	563
Pulte Homes, Inc.,
6.38%, 5/15/33	70	55
		1,347
Information Technology (2.8%)
Freescale Semiconductor, Inc.,
8.88%, 12/15/14	(c)670	528
Iron Mountain, Inc.,
7.75%, 1/15/15	375	379
8.63% 4/1/13	(c)505	512
Nortel Networks Corp. (Convertible),
4.25% 9/1/08	206	204
SunGard Data Systems, Inc.,
9.13% 8/15/13	445	452
Vangent, Inc.,
9.63%, 2/15/15	330	266
		2,341

Manufacturing (2.2%)
Baldor Electric Co.,
8.63%, 2/15/17		205	204
Johnsondiversey, Inc.,
9.63%, 5/15/12	EUR	235	347
9.63%, 5/15/12	$511		505
Propex Fabrics, Inc.,
10.00%, 12/1/12		(f)470	59
RBS Global, Inc. / Rexnord Corp.,
9.50%, 8/1/14		715	672
			1,787
Metals (2.0%)
Foundation PA Coal Co.,
7.25%, 8/1/14		170	169
Freeport-McMoran Copper & Gold, Inc.,
8.38%, 4/1/17		605	644
Novelis, Inc.,
7.25%, 2/15/15		925	823
			1,636
Mortgages — Other (1.3%)
American Home Mortgage Assets,
2.90%, 6/25/47		(b)259	128
2.91%, 10/25/46		(b)239	119
Countrywide Alternative Loan Trust,
2.82%, 3/20/47		(b)274	131
3.30%, 2/25/37		(b)199	85
3.42%, 1/25/36		(b)450	177
Harborview Mortgage Loan Trust,
3.26%, 1/19/36		(b)418	171
Luminent Mortgage Trust,
2.96%, 7/25/36		(b)373	161
Residential Accredit Loans, Inc.,
3.35%, 1/25/46		(b)348	142
			1,114
Retail (1.4%)
Brown Shoe Co., Inc.,
8.75%, 5/1/12		(c)510	507
Phillips-Van Heusen Corp.,
7.25%, 2/15/11		655	655
			1,162
Services (1.8%)
Allied Waste North America, Inc.,
5.75%, 2/15/11		(a)475	466
6.38%, 4/15/11		635	628
Aramark Corp.,
5.00%, 6/1/12		250	219
6.74%, 2/1/15		(b)35	31
8.50%, 2/1/15		135	136
			1,480
Telecommunications (3.0%)
Axtel S.A.B. de C.V.,
11.00%, 12/15/13		607	662
Citizens Communications Co.,
6.25%, 1/15/13		(c)230	209
Exodus Communications, Inc.,
11.63%, 7/15/10		(f)(g)(i)1,064	—
Nordic Telephone Co. Holdings A.p.S.,
8.88%, 5/1/16		(a)175	171
Qwest Communications International, Inc.,
8.87%, 2/15/09		(b)335	333
Qwest Corp.,
5.63%, 11/15/08		115	115
Rhythms NetConnections, Inc.,
13.88%, 5/15/08		(f)(g)(i)2,591	—

14.00%, 2/15/10	(f)(g)(i)1,476	—
TDC AS,
6.50%, 4/19/12	EUR	195	293
Wind Acquisition Finance S.A.,
10.75%, 12/1/15	$	(a)495	508
Windstream Corp.,
8.13%, 8/1/13	210	207
2,498
Transportation (6.9%)
ArvinMeritor, Inc.,
8.75%, 3/1/12	820	754
Asbury Automotive Group, Inc.,
7.63%, 3/15/17	235	187
Ford Motor Credit Co., LLC,
7.00%, 10/1/13	(c)1,520	1,187
7.25%, 10/25/11	1,175	966
General Motors Acceptance Corp., LLC,
6.88%, 9/15/11	(c)1,310	1,003
General Motors Corp.
8.38%, 7/15/33	315	224
Sonic Automotive, Inc.,
8.63%, 8/15/13	1,055	981
United Auto Group, Inc.,
7.75%, 12/15/16	425	370
5,672
Utilities (9.5%)
AES Corp. (The),
7.75%, 3/1/14	160	162
8.88%, 2/15/11	59	62
9.38%, 9/15/10	88	93
Colorado Interstate Gas Co.,
6.80%, 11/15/15	1,185	1,228
Dynegy Holdings, Inc.,
7.75%, 6/1/19	(c)475	446
Equitable Resources, Inc.,
6.50%, 4/1/18	250	252
Intergen N.V.,
9.00%, 6/30/17	(a)535	562
Ipalco Enterprises, Inc.,
8.38%, 11/14/08	360	366
8.63%, 11/14/11	165	174
Nevada Power Co.,
8.25%, 6/1/11	355	385
NRG Energy, Inc.,
7.38%, 1/15/17	(c)470	458
Ormat Funding Corp.,
8.25%, 12/30/20	681	688
Reliant Energy, Inc.,
7.88%, 6/15/17	450	450
Sierra Pacific Power Co.,
6.25%, 4/15/12	180	185
Texas Competitive Electric Holdings Co., LLC,
10.25%, 11/1/15	(a)1,280	1,282
Williams Cos., Inc.,
7.88%, 9/1/21	955	1,040
7,833
Wireless Communications (1.3%)
American Tower Corp.,
7.13%, 10/15/12	330	339
7.50%, 5/1/12	(c)680	699
1,038
TOTAL CORPORATE BONDS AND NOTES Cost ($85,674)	77,049
BANK LOANS (1.0%) (l)

Energy (0.5%)
Sandridge Energy,
8.63%, 4/1/15	415		410
Information Technology (0.5%)
First Data Corp.,
5.35%, 9/24/14	427		385
5.45%, 9/24/14	31		28
			413
TOTAL BANK LOANS (Cost $860)			823
GOVERNMENT BONDS (3.3%)
Sovereign (3.3%)
Mexico (0.4%)
Mexican Bonos,
9.50%, 12/18/14	MXN	3,510	367
United States (2.8%)
U.S Treasury Bond,
4.50%, 2/15/36	$2,250		2,325
TOTAL GOVERNMENT BONDS (Cost $2,538)			2,692

	Shares
COMMON STOCKS (0.0%)
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(h)1,105	@—
XO Holdings, Inc.	(h)969	2
		2
Utilities (0.0%)
PNM Resources, Inc.	178	2
SW Acquisition LP	(g)(h)(i)1	—
		2
TOTAL COMMON STOCKS (Cost $1,954)		4

No. of Warrants
WARRANTS (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10	(h)1,939	@—
XO Holdings, Inc., Series B, expiring 1/16/10	(h)1,455	@—
XO Holdings, Inc., Series C, expiring 1/16/10	(h)1,455	@—
TOTAL WARRANTS (Cost $ —)		@—

Shares
SHORT-TERM INVESTMENTS (2.4%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Money Market
Portfolio — Institutional Class	(j)1,392,301	1,392

	Face
	Amount
	(000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill,
0.73%, 4/10/08	$ (k)(m)605	605
TOTAL SHORT-TERM INVESTMENTS (Cost $1,997)		1,997
TOTAL INVESTMENTS + (100.0%) (Cost $93,023)		82,565
LIABILITIES IN EXCESS OF OTHER ASSETS		(9,647)
NET ASSETS		$72,918

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(c)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of March 31, 2008.
(d)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.
(e)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at March 31, 2008

(f)	Issuer is in default.
(g)	Security has been deemed illiquid at March 31, 2008.
(h)	Non-income producing security.
(i)	Security was valued at fair value — At March 31, 2008, the Fund held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(j)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $27,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $7,371,000 and $8,760,000, respectively.

(k)	Rate shown is the yield to maturity at March 31, 2008.
(l)

Remaining maturities of bank loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such payments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Bank loans generally have rates of interest with are determined periodically by reference to a base lending rate plus a premium.

(m)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Value is less than $500.
EUR	Euro
MXN	Mexican Peso
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
REIT	Real Estate Investment Trust
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $93,023,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $10,458,000 of which $952,000 related to appreciated securities and $11,410,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	832	$1,312	04/30/08	USD	1,225	$1,225	$(87)

USD    — United States Dollar

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
2 yr. Note	25	$5,366	Jun-08	$32
U.S. Treasury
5 yr. Note	7	800	Jun-08	9
Short:
U.S. Treasury
10 yr. Note	135	16,059	Jun-08	(451)
U.S. Treasury
Long Bond	33	3,920	Jun-08	(76)
10 yr. Swap	6	691	Jun-08	(17)
				$(503)

Credit Default Swap Contracts

The Fund had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America
Carnival Corp., 6.65%, 1/15/28	Buy	$490	1.57%	3/20/18	$(7)
Bank of America
Goodrich Corp., 7.63%, 12/15/12	Buy	345	0.70	3/20/13	(3)
Bank of America
Goodrich Corp., 7.63%, 12/15/12	Buy	240	0.82	3/20/18	(4)
Bank of America
Nordstrom, Inc., 6.95%, 3/15/28	Buy	330	1.03	3/20/18	8
Bank of America
Pactiv Corp., 8.13%, 6/15/17	Buy	720	1.38	3/20/13	(1)
Bank of America
Sealed Air Corp., 5.63%, 7/15/13	Buy	165	1.08	3/20/18	6
Bank of America
Sealed Air Corp., 5.63%, 7/15/13	Buy	225	1.12	3/20/18	8
Bank of America
Textron Financial Corp., 5.13%, 2/3/11	Buy	385	0.80	3/20/18	23
Bank of America
Toll Brothers Finance Corp., 6.88%, 11/15/12	Buy	410	2.90	3/20/13	2
Bank of America
Toll Brothers Finance Corp., 6.88%, 11/15/12	Buy	205	2.25	3/20/18	2
Credit Suisse
ABX HE-AAA 06-1 Index	Buy	475	0.18	7/25/45	(21)
Credit Suisse
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	665	1.11	3/20/13	(3)
Credit Suisse
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	515	1.00	3/20/15	3
Credit Suisse
Nordstrom, Inc., 6.95%, 3/15/28	Buy	415	1.05	3/20/13	4
Credit Suisse
Nordstrom, Inc., 6.95%, 3/15/28	Buy	795	1.40	3/20/13	7
Credit Suisse
Pactiv Corp., 8.13%, 6/15/17	Buy	720	1.35	3/20/13	(@—)
Credit Suisse
PMI Group, Inc., 6.00%, 9/15/16	Buy	255	8.10	3/20/13	(12)
Deutsche Bank
Dow Jones CDX North America Investment Grade Index, Series 9	Buy	435	5.00	6/20/13	(3)
Deutsche Bank
Pactiv Corp., 8.13%, 6/15/17	Buy	255	1.34	3/20/13	@—
Deutsche Bank
PMI Group, Inc., 6.00%, 9/15/16	Buy	300	8.15	3/20/13	(22)
Goldman Sachs
American Standard, Inc., 7.63%, 2/15/10	Buy	150	0.50	3/20/18	1
Goldman Sachs
American Standard, Inc., 7.63%, 2/15/10	Buy	65	0.60	3/20/18	@—
Goldman Sachs
AvalonBay Communities, Inc., 6.13%, 11/1/12	Buy	805	3.05	3/20/13	(8)
Goldman Sachs
Carnival Corp., 6.65%, 1/15/28	Buy	40	1.60	3/20/18	(1)
Goldman Sachs
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	825	0.59	3/20/13	(2)
Goldman Sachs
Dow Jones CDX North America Investment Grade High Volatility Index, Series 9	Sell	920	1.40	12/20/12	8
Goldman Sachs
Eaton Corp., 7.65%, 11/15/29	Buy	1,240	0.97	3/20/18	(5)
Goldman Sachs
FirstEnergy Corp., 7.38%, 11/15/31	Buy	795	1.25	3/20/13	(5)
Goldman Sachs
Goodrich Corp., 7.63%, 12/15/12	Buy	235	0.47	3/20/18	2
Goldman Sachs
Merrill Lynch & Co., 5.00%, 1/15/15	Buy	440	2.45	12/20/12	4
Goldman Sachs
Nordstrom, Inc., 6.95%, 3/15/28	Buy	420	1.05	6/20/13	23
Goldman Sachs
ProLogis, 5.50%, 3/1/13	Buy	355	3.33	3/20/13	3
Goldman Sachs
Qwest Corp., 7.25%, 2/15/11	Sell	210	3.25	12/20/12	(19)
Goldman Sachs
Sealed Air Corp., 5.63%, 7/15/13	Buy	290	1.08	3/20/18	11
Goldman Sachs
Sealed Air Corp., 5.63%, 7/15/13	Buy	140	1.24	3/20/18	3
Goldman Sachs
Simon Property Group LP, 6.35%, 8/28/12	Buy	520	2.32	3/20/18	(27)
Goldman Sachs
Simon Property Group LP, 6.35%, 8/28/12	Buy	650	2.37	3/20/18	(36)
Goldman Sachs
Textron Financial Corp., 5.13%, 2/3/11	Buy	670	1.05	3/20/13	15
JPMorgan Chase
Eaton Corp., 7.65%, 11/15/29	Buy	500	0.60	3/20/13	4

JPMorgan Chase
Merrill Lynch & Co., 5.00%, 1/15/15	Buy	425	2.30	3/20/13	7
JPMorgan Chase
Nordstrom, Inc., 6.95%, 3/15/28	Buy	255	1.07	3/20/18	5
JPMorgan Chase
Nordstrom, Inc., 6.95%, 3/15/28	Buy	255	1.15	3/20/18	4
JPMorgan Chase
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	210	0.58	3/20/13	(1)
JPMorgan Chase
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	285	0.63	3/20/13	(2)
JPMorgan Chase
SLM Corp., 5.13%, 8/27/12	Buy	235	4.95	3/20/13	(27)
Lehman Brothers
ABX HE-AAA 06-1 Index	Buy	475	0.18	7/25/45	(26)
Lehman Brothers
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	1,225	1.40	3/20/13	(1)
Lehman Brothers
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	100	1.04	3/20/18	1
Lehman Brothers
CMBX NA S-1AAA Index	Buy	3,925	0.10	10/12/52	(254)
Lehman Brothers
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	750	0.64	3/20/13	(4)
Lehman Brothers
Dow Jones CDX North America High Yield, Series 9	Sell	2,762	3.75	12/20/12	(130)
Lehman Brothers
Goodrich Corp., 7.63%, 12/15/12	Buy	270	0.45	3/20/18	3
Lehman Brothers
Goodrich Corp., 7.63%, 12/15/12	Buy	195	0.46	3/20/18	2
Lehman Brothers
MetLife, Inc., 5.00%, 6/15/15	Buy	475	2.15	3/20/13	(14)
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	480	1.50	3/20/18	(4)
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	405	1.57	3/20/18	(6)
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	265	1.60	3/20/18	(4)
Merrill Lynch
Dow Jones CDX North America Investment Grade High Volatility Index, Series 9	Sell	1,495	1.40	12/20/12	42
Merrill Lynch
Eaton Corp., 7.65%, 11/15/29	Buy	290	0.92	3/20/18	(@—)
Merrill Lynch
SLM Corp., 5.13%, 8/27/12	Buy	235	5.00	3/20/13	(26)
Merrill Lynch
Walt Disney Co. (The), 5.63%, 9/15/16	Buy	765	0.60	3/20/13	(3)
Merrill Lynch
Walt Disney Co. (The), 5.63%, 9/15/16	Buy	1,225	0.77	3/20/13	(@—)
UBS
American Standard, Inc., 7.63%, 2/15/10	Buy	455	0.50	3/20/13	3
UBS
American Standard, Inc., 7.63%, 2/15/10	Buy	475	0.60	3/20/18	3
UBS
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	195	1.78	3/20/13	2
UBS
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	195	1.73	3/20/18	4
UBS
Textron Financial Corp., 5.13%, 2/3/11	Buy	415	1.00	3/20/13	10
UBS
Textron Financial Corp., 5.13%, 2/3/11	Buy	265	1.01	3/20/13	6
UBS
Textron Financial Corp., 5.13%, 2/3/11	Buy	660	1.06	3/20/13	(2)
UBS
Toll Brothers Finance Corp., 6.88%, 11/15/12	Buy	635	2.90	3/20/13	4
					$(450)

Interest Rate Swap Contracts

The Fund had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	5.55%	2/22/18	$5,540	$109
	3 Month LIBOR	Receive	5.96	2/22/23	7,085	(100)
	3 Month LIBOR	Pay	5.64	3/7/23	5,580	126
	3 Month LIBOR	Receive	6.04	3/7/23	7,175	(118)
Deutsche Bank	3 Month LIBOR	Pay	5.03	10/25/17	12,000	1,146
JPMorgan Chase	3 Month LIBOR	Pay	5.43	8/20/17	1,660	190
	3 Month LIBOR	Pay	5.36	8/24/17	5,700	618
						$1,971

LIBOR — London Inter Bank Offer Rate

At March 31, 2008, the Fund had a reverse repurchase agreement outstanding with UBS Warburg as follows:

Maturity in
less than
UBS Warburg Agreement	366 Days
Value of Securities Subject to Repurchase	$9,976,534
Liability Under Reverse Repurchase Agreement	$10,023,586
Weighted Average Days to Maturity	4.93

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments* (000)
Level 1 - Quoted Prices	$4	$(503)
Level 2 - Other Significant Observable Inputs	82,561	(8,542)
Level 3 - Significant Unobservable Inputs	—	—
Total	$82,565	$(9,045)

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Instruments in Securities (000)	Other Financial Investments (000)
Balance as of 12/31/07	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	1	—
Change in unrealized appreciation (depreciation)	3	—
Net purchases (sales)	(4)	—
Net transfers in and/or out of Level 3	—	—
Balance as of 3/31/08	$—	$—
The amount of total realized gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$3	$—

Security Valuation — Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date.

Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley High Yield Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 20, 2008